Related parties (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) employee	Dec. 31, 2019 BRL (R$) employee
Disclosure of transactions between related parties
Payment of Directors' fees	R$ 10,665	R$ 10,774
Sharebased payments	5,805	19,794
Total	R$ 16,470	R$ 30,568
Key management personnel of entity or parent
Disclosure of transactions between related parties
Number of employees | employee	8	8